SEMI ANNUAL

                                                                   JUNE 30, 2000

MUTUAL FINANCIAL SERVICES FUND

                                                                          REPORT


[FRANKLIN LOGO]
FRANKLIN(R) TEMPLETON(R) INVESTMENTS

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PHOTO OF RAYMOND GAREA]

RAYMOND GAREA
Portfolio Manager
Mutual Financial Services Fund

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, LLC


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WE'RE ON THE WEB  --
Now you can access online information about your fund, including this shareholder report. Find our Web site at franklintempleton.com, your online resource for fund literature, prices and performance, investor information and around-the-clock account services.
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
SHAREHOLDER LETTER


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Your Fund's Goal: Mutual Financial Services Fund seeks capital appreciation, with income as a secondary goal, by investing primarily in common and preferred stocks, bonds, and convertible securities issued by companies in the financial services industry. The Fund normally will have at least 65% of its assets invested in the securities of issuers such as banks, savings and loan organizations, credit card companies, brokerage firms, finance companies, sub-prime lending institutions, investment advisors, and insurance companies.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Mutual Financial Services Fund covers the six months ended June 30, 2000. Although the U.S. economy continued to exhibit stronger-than-expected growth, several worrisome signs of inflation surfaced during this time. It is not yet clear how much the series of rate hikes implemented by the Federal Reserve Board (the Fed) have slowed the U.S. economy, or whether the Fed is finished raising rates. What is clear is that this series of interest rate increases, coupled with several other factors discussed below, resulted in an extraordinary period of volatility for financial services stocks.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.


CONTENTS


Shareholder Letter .....    1

Performance Summary ....    7

Financial Highlights &
Statement of Investments    9

Financial Statements ...   16

Notes to Financial
Statements .............   20


[FUND CATEGORY PYRAMID GRAPHIC]

In addition to schizophrenic swings on major U.S. indexes, there was an enormous divergence in stock price performance among financial service companies. Some of these differences were firmly rooted in the performance characteristics of companies facing ongoing revenue and earnings growth challenges. For example, regional bank stocks lagged significantly in 1999. We reduced our exposure to this group in the latter part of the year and were not tempted to take meaningful positions in them during the first half of 2000. Our decision proved to be a wise one: the Keefe Bruyette & Woods (KBW) Regional Bank Index eventually declined 7.64% during the reporting period, evidence that these banks were some of the worst performers among the financial services groups.(1)

Within this environment, Mutual Financial Services Fund - Class Z performed relatively well. After being down 17% at one point in early March, the Fund experienced a spring rally and, as shown in the Performance Summary on page 7, went on to post a 1.05% six-month cumulative total return, significantly outperforming the Nasdaq Bank Index(R), which posted a return of -10.24%.(2) According to KBW, its Bank Index declined 12.85%,(3) its Finance Company Index declined 3.10%(4) and its Insurance Company Index rose 3.61% during the same time.(5)



1. Source: Keefe, Bruyette & Woods, Inc. The KBW Regional Bank Index is an equal-weighted index consisting of large regional banks. This index was incepted on 1/3/00. One cannot invest directly in an index.

2. Source: Nasdaq. The Nasdaq Bank Index contains all types of banks and savings institutions and related holding companies, and establishments performing functions closely related to banking, such as check cashing agencies, currency exchanges, safe deposit companies and corporations for banking abroad. One cannot invest directly in an index.

3. Source: Keefe, Bruyette & Woods, Inc. The KBW Bank Index is an equal-weighted index consisting of 24 money-center and large regional banks. One cannot invest directly in an index.

4. Source: Keefe, Bruyette & Woods, Inc. The KBW Financial Index is an equal-weighted index consisting of 24 large financial service companies in the banking, brokerage and insurance segments. One cannot invest directly in an index.

5. Source: Keefe, Bruyette & Woods, Inc. The KBW Insurance Company Index is an equal-weighted index consisting of 24 large insurance companies in the property & casualty, life, financial guarantor and insurance brokerage segments. One cannot invest directly in an index.

We also compare the Fund's performance against a universe of 75 financial services funds whose median performance for the six-month period was -1.93%.(6) The broad-based Standard & Poor's 500(R) Composite Index (S&P 500(R)), which is heavily weighted with non-financial services issues, returned -0.42% during the same time.(7)

The Fund's strong performance relative to the indexes was aided by our early intentions to avoid regional banks. We held only a small amount of their stocks as they plummeted in the first half of 2000, and continue to be cautious on regional banks because we believe they still face many challenges affecting their ability to grow revenues and earnings.

Insurance stocks also buoyed the Fund's performance during this difficult time. We believed -- and continue to believe -- that in the post-HR 10 Financial Services Modernization Act world (the Act which overrules previous legislation barring banks and insurance companies from engaging in commercial and investment banking activities), many life insurance companies will be acquired by larger financial services players. We positioned the Fund accordingly, and while it is still early in that game, it's reassuring to know the insurance segment performed well in the first half of 2000.

Four of the Fund's holdings did quite well during the six-month period: City National, Household International, Hartford Financial



6. Source: Lipper, Inc. The Lipper Financial Services Funds Average for this period consisted of 75 funds and does not include sales charges or the effects of expense limitations. The Fund's performance relative to the Lipper Average may have differed if these factors had been considered. One cannot invest directly in an index.

7. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as a standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not composed of the 500 largest companies on the New York Stock Exchange. The Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/00

[PIE CHART GRAPHIC]

Equities                                 85.2%
Bonds                                     1.5%
Government Agencies & Other Net Assets   13.3%

TOP 10 HOLDINGS
6/30/00

COMPANY,                           % OF TOTAL
SECTOR, COUNTRY                    NET ASSETS
---------------------------------------------
U.S.  Bancorp,                           4.0%
Banks, United States

United Asset Management Corp.,           4.0%
Diversified Financials,
United States

Sovereign Bancorp Inc.,                  3.3%
Banks, United States

Household International Inc.,            3.2%
Diversified Financials,
United States

State National Bancshares Inc.,          3.2%
Banks, United States

Superior Financial Corp.,                3.2%
Banks, United States

Commercial Federal Corp.,                3.2%
Banks, United States

Metris Cos. Inc.,                        3.1%
Diversified Financials,
United States

TCF Financial Corp.,                     2.6%
Banks, United States

First Community Bancorp.,                2.5%
Banks, United States


and ReliaStar, the last of which was acquired at a significant premium by ING Groep. Most notably, the Fund's stock in City National was obtained in a deal whereby our large position in Pacific Bank was acquired by City National in exchange for cash and stock. We liked City National's franchise and management, its growth prospects in California and its reasonable valuation, so we continued to hold the stock we received in the deal. In return, we got a sizeable premium for Pacific Bank and now own stock of what we feel is a better company with superior future prospects.

Looking forward, we will continue to look for compelling opportunities in the financial services sector while remaining cognizant of the market's treatment of these companies during periods of rising interest rates. Although the financial services sector rallied since its drubbing in early March, its recent downward trend continues to leave these stocks exhibiting excellent fundamentals and cheap valuations. We also expect additional acquisitions of life insurance companies at significant premiums to current trading prices; consequently, we own a number of what we believe to be the most likely candidates in this sector.

Finally, we note the ongoing disparity in valuations between larger capitalization financial companies and their small- and medium-cap brethren. Contrary to the case in other industries, we believe many of these smaller companies, which are selling at lower premiums (based on price-to-earnings ratios) than their large-cap counterparts within the financial services sector, have superior fundamental prospects. We will continue to invest a significant portion of the Fund's assets in these situations, which we believe offer much higher potential returns.

As always, we appreciate your interest in Mutual Financial Services Fund, and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,


/s/ Raymond Garea

Raymond Garea
Portfolio Manager
Mutual Financial Services Fund

--------------------------------------------------------------------------------
The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

SIX-MONTH PERFORMANCE SUMMARY
AS OF 6/30/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS Z

Six-Month Total Return             1.05%
Net Asset Value (NAV)              $12.89 (6/30/00)          $13.05 (12/31/99)
Change in NAV                      -$0.16
Distributions (1/1/00 - 6/30/00)   Dividend Income           $0.0338
                                   Short-Term Capital Gain   $0.2663
                                   ---------------------------------
                                   Total                     $0.3001

CLASS A

Six-Month Total Return             0.89%
Net Asset Value (NAV)              $12.90 (6/30/00)          $13.07 (12/31/99)
Change in NAV                      -$0.17
Distributions (1/1/00 - 6/30/00)   Dividend Income           $0.0227
                                   Short-Term Capital Gain   $0.2663
                                   ---------------------------------
                                   Total                     $0.2890

CLASS B

Six-Month Total Return             0.53%
Net Asset Value (NAV)              $12.79 (6/30/00)          $13.00 (12/31/99)
Change in NAV                      -$0.21
Distributions (1/1/00 - 6/30/00)   Dividend Income           $0.0156
                                   Short-Term Capital Gain   $0.2663
                                   ---------------------------------
                                   Total                     $0.2819


CLASS C

Six-Month Total Return             0.58%
Net Asset Value (NAV)              $12.86 (6/30/00)          $13.05 (12/31/99)
Change in NAV                      -$0.19
Distributions (1/1/00 - 6/30/00)   Dividend Income           $0.0021
                                   Short-Term Capital Gain   $0.2663
                                   ---------------------------------
                                   Total                     $0.2684

--------------------------------------------------------------------------------
CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.

CLASS A: Subject to the current, maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                     INCEPTION
CLASS Z                                                 1-YEAR       (8/19/97)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              -6.11%         40.51%

Average Annual Total Return(2)                          -6.11%         12.61%

Value of $10,000 Investment(3)                          $9,389        $14,051


                                                                     INCEPTION
CLASS A                                                 1-YEAR       (8/19/97)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              -6.41%         39.37%

Average Annual Total Return(2)                         -11.79%          9.99%

Value of $10,000 Investment(3)                          $8,821        $13,135


                                                                     INCEPTION
CLASS B                                                 1-YEAR       (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              -7.05%          4.24%

Average Annual Total Return(2)                         -10.61%          0.18%

Value of $10,000 Investment(3)                          $8,939        $10,026


                                                                     INCEPTION
CLASS C                                                 1-YEAR       (8/19/97)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              -7.05%         36.85%

Average Annual Total Return(2)                          -8.90%         11.19%

Value of $10,000 Investment(3)                          $9,110        $13,550

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of the countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

MUTUAL FINANCIAL SERVICES FUND
Financial Highlights

                                                                                      CLASS Z
                                                            -----------------------------------------------------------
                                                            SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 2000        -------------------------------------
                                                              (UNAUDITED)          1999           1998          1997+
                                                            -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period....................         $13.05            $12.85         $12.27         $10.00
                                                            -----------------------------------------------------------
Income from investment operations:
 Net investment income..................................            .12               .16            .24            .04
 Net realized and unrealized gains......................            .02               .45            .64           2.35
                                                            -----------------------------------------------------------
Total from investment operations........................            .14               .61            .88           2.39
                                                            -----------------------------------------------------------
Less distributions from:
 Net investment income..................................           (.03)             (.19)          (.19)          (.03)
 Net realized gains.....................................           (.27)             (.22)          (.11)          (.09)
                                                            -----------------------------------------------------------
Total distributions.....................................           (.30)             (.41)          (.30)          (.12)
                                                            -----------------------------------------------------------
Net asset value, end of period..........................         $12.89            $13.05         $12.85         $12.27
                                                            ===========================================================
Total Return*...........................................          1.05%             4.78%          7.08%         23.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).......................        $64,606           $76,916       $143,132       $136,350
Ratios to average net assets:
 Expenses(a)............................................          1.31%**           1.07%          1.01%          1.00%**
 Expenses, excluding waiver and payments by
   affiliate(a).........................................          1.31%**           1.20%          1.10%          1.62%**
 Net investment income..................................          1.97%**           1.17%          1.76%          1.37%**
Portfolio turnover rate.................................         29.04%            81.81%        136.76%         42.26%
(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets would
 have been:
 Expenses...............................................          1.30%**           1.05%          1.00%          1.00%**
 Expenses, excluding waiver and payments by affiliate...          1.30%**           1.18%          1.09%          1.62%**

*Total return is not annualized.
**Annualized.
+For the period August 19, 1997 (commencement of operations) to December 31,
1997.
++Based on average weighted shares outstanding effective year ended December 31, 1998.

MUTUAL FINANCIAL SERVICES FUND
Financial Highlights (continued)

                                                                                      CLASS A
                                                            -----------------------------------------------------------
                                                            SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 2000        -------------------------------------
                                                              (UNAUDITED)           1999           1998          1997+
                                                            -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period....................         $13.07             $12.87         $12.27        $10.00
                                                            -----------------------------------------------------------
Income from investment operations:
 Net investment income..................................            .10                .11            .17           .03
 Net realized and unrealized gains......................            .02                .45            .69          2.35
                                                            -----------------------------------------------------------
Total from investment operations........................            .12                .56            .86          2.38
                                                            -----------------------------------------------------------
Less distributions from:
 Net investment income..................................           (.02)              (.14)          (.15)         (.02)
 Net realized gains.....................................           (.27)              (.22)          (.11)         (.09)
                                                            -----------------------------------------------------------
Total distributions.....................................           (.29)              (.36)          (.26)         (.11)
                                                            -----------------------------------------------------------
Net asset value, end of period..........................         $12.90             $13.07         $12.87        $12.27
                                                            ===========================================================
Total Return*...........................................           .89%              4.35%          6.90%        23.83%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).......................        $96,758           $107,935       $164,989       $78,249
Ratios to average net assets:
 Expenses(a)............................................          1.66%**            1.42%          1.36%         1.35%**
 Expenses, excluding waiver and payments by
   affiliate(a).........................................          1.66%**            1.55%          1.45%         1.97%**
 Net investment income..................................          1.63%**             .82%          1.42%         1.02%**
Portfolio turnover rate.................................         29.04%             81.81%        136.76%        42.26%
(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets would
 have been:
 Expenses...............................................          1.65%**            1.40%          1.35%         1.35%**
 Expenses, excluding waiver and payments by affiliate...          1.65%**            1.53%          1.44%         1.97%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period August 19, 1997 (commencement of operations) to December 31,
1997.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
 10

MUTUAL FINANCIAL SERVICES FUND
Financial Highlights (continued)

                                                                                CLASS B
                                                                ----------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)         DECEMBER 31, 1999+
                                                                ----------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $13.00                 $12.87
                                                                ----------------------------------------
Income from investment operations:
 Net investment income......................................            .06                    .03
 Net realized and unrealized gains..........................            .01                    .44
                                                                ----------------------------------------
Total from investment operations............................            .07                    .47
                                                                ----------------------------------------
Less distributions from:
 Net investment income......................................           (.01)                  (.12)
 Net realized gains.........................................           (.27)                  (.22)
                                                                ----------------------------------------
Total distributions.........................................           (.28)                  (.34)
                                                                ----------------------------------------
Net asset value, end of period..............................         $12.79                 $13.00
                                                                ========================================
Total Return*...............................................           .53%                  3.69%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $2,625                 $1,065
Ratios to average net assets:
 Expenses(a)................................................          2.32%**                2.08%
 Expenses, excluding waiver and payments by affiliate(a)....          2.32%**                2.21%
 Net investment income......................................           .97%**                 .19%
Portfolio turnover rate.....................................         29.04%                 81.81%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets would have
 been:
 Expenses...................................................          2.31%**                2.06%
 Expenses, excluding waiver and payments by affiliate.......          2.31%**                2.19%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+ Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL FINANCIAL SERVICES FUND
Financial Highlights (continued)

                                                                                      CLASS C
                                                             ----------------------------------------------------------
                                                             SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,
                                                              JUNE 30, 2000        ------------------------------------
                                                               (UNAUDITED)          1999           1998          1997+
                                                             ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period.....................         $13.05            $12.83         $12.26        $10.00
                                                             ----------------------------------------------------------
Income from investment operations:
 Net investment income...................................            .06               .02            .08           .01
 Net realized and unrealized gains.......................            .02               .46            .68          2.35
                                                             ----------------------------------------------------------
Total from investment operations.........................            .08               .48            .76          2.36
                                                             ----------------------------------------------------------
Less distributions from:
 Net investment income...................................             --***           (.04)          (.08)         (.01)
 Net realized gains......................................           (.27)             (.22)          (.11)         (.09)
                                                             ----------------------------------------------------------
Total distributions......................................           (.27)             (.26)          (.19)         (.10)
                                                             ----------------------------------------------------------
Net asset value, end of period...........................         $12.86            $13.05         $12.83        $12.26
                                                             ==========================================================
Total Return*............................................           .58%             3.75%          6.13%        23.57%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........................        $74,400           $88,773       $127,717       $43,207
Ratios to average net assets:
 Expenses(a).............................................          2.30%**           2.06%          2.01%         2.00%**
 Expenses, excluding waiver and payments by
   affiliate(a)..........................................          2.30%**           2.19%          2.10%         2.62%**
 Net investment income...................................           .99%**            .18%           .77%          .37%**
Portfolio turnover rate..................................         29.04%            81.81%        136.76%        42.26%
(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets would
 have been:
 Expenses................................................          2.29%**           2.04%          2.00%         2.00%**
 Expenses, excluding waiver and payments by affiliate....          2.29%**           2.17%          2.09%         2.62%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***The Fund paid distributions from net investment income of $0.0021 per share. +For the period August 19, 1997 (commencement of operations) to December 31, 1997.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
                       See Notes to Financial Statements.
 12

MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS 85.4%
BANKS 45.3%
AmSouth Bancorporation......................................    United States          98,000     $  1,543,500
Anglo Irish Bank Corp. PLC..................................    Irish Republic      1,756,318        3,841,954
Banca Nazionale del Lavoro SpA..............................        Italy             650,000        2,286,626
Bank of Ireland.............................................    Irish Republic        118,040          746,773
Banknorth Group Inc. .......................................    United States          89,510        1,370,622
Boston Private Financial Holdings Inc. .....................    United States         386,200        3,886,138
Chase Manhattan Corp. ......................................    United States          54,750        2,521,922
City National Corp. ........................................    United States         152,653        5,304,692
Comerica Inc. ..............................................    United States          33,400        1,498,825
Commercial Federal Corp. ...................................    United States         482,700        7,512,019
Espirito Santo Financial Group SA, ADR......................       Portugal            58,600        1,054,800
Financial Institutions Inc. ................................    United States          29,268          409,752
+*First Community Bancorp. .................................    United States         439,765        5,991,798
First Essex Bancorp Inc. ...................................    United States         119,300        1,901,344
Firstar Corp. ..............................................    United States          81,300        1,712,381
Fleet Boston Financial Corp. ...............................    United States         120,000        4,080,000
Greenpoint Financial Corp. .................................    United States         193,386        3,625,988
M & T Bank Corp. ...........................................    United States           8,000        3,600,000
Mellon Financial Corp. .....................................    United States          53,500        1,949,406
National City Corp. ........................................    United States          51,500          878,719
Pacific Century Financial Corp. ............................    United States          75,000        1,096,875
PNC Financial Services Group................................    United States          20,100          942,188
Prosperity Bancshares Inc. .................................    United States         179,600        2,896,050
Sovereign Bancorp Inc. .....................................    United States       1,122,000        7,889,063
(R)+*State National Bancshares Inc. ........................    United States         507,936        7,619,040
Sterling Bancshares Inc. ...................................    United States          74,500          805,531
(R)+*Superior Financial Corp. ..............................    United States         737,000        7,531,219
TCF Financial Corp. ........................................    United States         239,200        6,144,450
Texas Regional Bancshares Inc., A...........................    United States          58,900        1,494,588
U.S. Bancorp. ..............................................    United States         501,130        9,646,753
Union Bank of Norway, 144A..................................        Norway            100,000        2,252,068
Unionbancal Corp. ..........................................    United States          30,000          556,875
+Warren Bancorp Inc. .......................................    United States         405,300        2,887,763
Wells Fargo & Co. ..........................................    United States          13,469          521,924
*Zions Bancorp., wts., 1/01/03..............................    United States           3,669           68,356
                                                                                                  ------------
                                                                                                   108,070,002
                                                                                                  ------------
DIVERSIFIED FINANCIALS 22.5%
Bear Stearns Cos. Inc. .....................................    United States          10,500          437,063
*Blackrock Inc. ............................................    United States          40,000        1,160,000
Capital One Financial Corp. ................................    United States          60,000        2,677,500
CIT Group Inc., A...........................................    United States         223,130        3,625,863
*CompuCredit Corp. .........................................    United States          62,800        1,884,000
Finova Group Inc. ..........................................    United States         129,600        1,684,800
Heller Financial Inc. ......................................    United States         236,736        4,853,088
Household International Inc. ...............................    United States         186,070        7,733,534

MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED FINANCIALS (CONT.)
Investors Group Inc. .......................................        Canada            171,900     $  2,360,913
*John Hancock Financial Services Inc. ......................    United States         136,800        3,240,450
Kansas City Southern Industries Inc. .......................    United States          16,600        1,472,211
Lehman Brothers Holdings Inc. ..............................    United States          11,900        1,125,294
Metris Cos. Inc. ...........................................    United States         295,300        7,419,413
*MFN Financial Corp. .......................................    United States          54,677          338,314
Providian Financial Corp. ..................................    United States          45,000        4,050,000
United Asset Management Corp. ..............................    United States         412,600        9,644,525
                                                                                                  ------------
                                                                                                    53,706,968
                                                                                                  ------------
INSURANCE 17.6%
Aetna Inc. .................................................    United States          20,000        1,283,750
Allmerica Financial Corp. ..................................    United States          73,800        3,865,275
Ambac Financial Group Inc. .................................    United States          50,000        2,740,625
American General Corp. .....................................    United States          20,000        1,220,000
Financial Security Assurance Holdings Ltd. .................    United States           2,000          151,750
Hartford Financial Services Group Inc. .....................    United States          39,200        2,192,750
*Industrial Alliance Life Insurance Co. ....................        Canada            211,180        3,491,874
IPC Holdings Ltd. ..........................................       Bermuda             36,200          506,800
Irish Life & Permanent PLC..................................    Irish Republic        371,800        3,137,873
Jefferson-Pilot Corp. ......................................    United States          68,100        3,843,394
MBIA Inc. ..................................................    United States          51,900        2,500,931
*MetLife Inc. ..............................................    United States          32,600          686,637
Mutual Risk Management Ltd. ................................       Bermuda             32,000          554,000
PMI Group Inc. .............................................    United States          57,350        2,724,125
Radian Group Inc. ..........................................    United States          81,291        4,206,809
ReliaStar Financial Corp. ..................................    United States          66,000        3,460,875
Renaissance Holdings Ltd. ..................................       Bermuda             49,600        2,160,700
XL Capital Ltd., A..........................................       Bermuda             58,700        3,177,135
                                                                                                  ------------
                                                                                                    41,905,303
                                                                                                  ------------
TOTAL COMMON STOCKS (COST $195,146,961).....................                                       203,682,273
                                                                                                  ------------
                                                                                   PRINCIPAL
                                                                                   AMOUNT**
                                                                                   --------
CORPORATE BONDS 1.5%
Matrix Bancorp Inc., 11.50%, 9/30/04........................    United States     $ 2,200,000        2,002,000
MFN Financial Corp.:
  Series A, 10.00%, 3/23/01.................................    United States         137,407          131,567
  Series B, FRN, 11.26%, 3/23/01............................    United States         167,407          161,966
(R)Source Capital Corp., 7.50%, 3/01/08.....................    United States       1,400,000        1,182,104
                                                                                                  ------------
TOTAL CORPORATE BONDS (COST $3,856,187).....................                                         3,477,637
                                                                                                  ------------

MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY         AMOUNT**          VALUE
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES 13.3%
Fannie Mae, 5.84% to 6.54%, with maturities to 6/07/01......    United States     $15,000,000     $ 14,330,630
Federal Home Loan Bank, 5.90% to 6.67%, with maturities to
  5/25/01...................................................    United States      11,568,000       11,211,593
Federal Home Loan Mortgage Corp., 5.58% to 6.57%, with
  maturities to 3/01/01.....................................    United States       6,425,000        6,254,663
                                                                                                  ------------
TOTAL GOVERNMENT AGENCIES (COST $31,817,302)................                                        31,796,886
                                                                                                  ------------
TOTAL INVESTMENTS (COST $230,820,450) 100.2%................                                       238,956,796
SECURITIES SOLD SHORT (.2%).................................                                          (482,738)
NET EQUITY IN FORWARD CONTRACTS.............................                                            (5,154)
OTHER ASSETS, LESS LIABILITIES..............................                                           (79,825)
                                                                                                  ------------
TOTAL NET ASSETS 100.0%.....................................                                      $238,389,079
                                                                                                  ============
         SECURITIES SOLD SHORT (PROCEEDS $779,863)
ISSUER                                                             COUNTRY             SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
*Fremont General Corp. .....................................    United States         122,600     $    482,738
                                                                                                  ============

*Non-income producing.
**Securities denominated in U.S. dollars.
(R)Restricted securities (see note 6).
+Affiliated issuers (see note 7).
                       See Notes to Financial Statements.

MUTUAL FINANCIAL SERVICES FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $205,777,422)..................    $214,926,976
  Non controlled affiliates (cost $25,043,028)..............      24,029,820    $238,956,796
                                                                ------------
 Receivables:
  Investment securities sold................................                         692,036
  Capital shares sold.......................................                         325,914
  Dividends and interest....................................                         576,792
 Unrealized gain on forward exchange contracts (Note 8).....                         235,120
 Deposits with broker for securities sold short.............                         628,811
                                                                                ------------
      Total assets..........................................                     241,415,469
                                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................                       1,035,576
  Capital shares redeemed...................................                         691,540
  To affiliates.............................................                         458,466
 Funds advanced by custodian................................                          38,426
 Securities sold short, at value (proceeds $779,863)........                         482,738
 Unrealized loss on forward exchange contracts (Note 8).....                         240,274
 Accrued expenses...........................................                          79,370
                                                                                ------------
      Total liabilities.....................................                       3,026,390
                                                                                ------------
Net assets, at value........................................                    $238,389,079
                                                                                ============
Net assets consist of:
 Undistributed net investment income........................                    $  1,523,572
 Net unrealized appreciation................................                       8,428,317
 Accumulated net realized loss..............................                      (3,039,660)
 Capital shares.............................................                     231,476,850
                                                                                ------------
Net assets, at value........................................                    $238,389,079
                                                                                ============

MUTUAL FINANCIAL SERVICES FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 2000 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
  ($64,606,544 / 5,013,005 shares outstanding)..............                        $12.89
                                                                               ===========
CLASS A:
 Net asset value per share ($96,757,631 / 7,502,386 shares
  outstanding)..............................................                        $12.90
                                                                               ===========
 Maximum offering price per share ($12.90 / 94.25%).........                        $13.69
                                                                               ===========
CLASS B:
 Net asset value and maximum offering price per share
  ($2,625,053 / 205,210 shares outstanding)*................                        $12.79
                                                                               ===========
CLASS C:
 Net asset value per share ($74,399,851 / 5,786,264 shares
  outstanding)*.............................................                        $12.86
                                                                               ===========
 Maximum offering price per share ($12.86 / 99.00%).........                        $12.99
                                                                               ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

MUTUAL FINANCIAL SERVICES FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $35,637)
 Dividends..................................................    $ 2,840,726
 Interest...................................................      1,075,107
                                                                -----------
      Total investment income...............................                   $ 3,915,833
Expenses:
 Management fees (Note 3)...................................        951,258
 Administrative fees (Note 3)...............................         92,142
 Distribution fees (Note 3)
  Class A...................................................        167,834
  Class B...................................................          9,812
  Class C...................................................        373,267
 Transfer agent fees (Note 3)...............................        387,300
 Custodian fees.............................................          4,500
 Reports to shareholders....................................         49,500
 Registration and filing fees...............................         17,500
 Professional fees..........................................         39,400
 Directors' fees and expenses...............................          4,100
 Dividends for securities sold short........................         15,477
 Other......................................................          4,500
                                                                -----------
          Total expenses....................................                     2,116,590
                                                                               -----------
            Net investment income...........................                     1,799,243
                                                                               -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     (3,628,493)
  Foreign currency transactions.............................        406,474
  Short sale transactions...................................        547,638
                                                                -----------
      Net realized loss.....................................                    (2,674,381)
Net unrealized depreciation on:
 Investments................................................       (116,596)
 Translation of assets and liabilities denominated in
   foreign currencies.......................................       (153,968)
                                                                -----------
      Net unrealized depreciation...........................                      (270,564)
                                                                               -----------
Net realized and unrealized loss............................                    (2,944,945)
                                                                               -----------
Net decrease in net assets resulting from operations........                   $(1,145,702)
                                                                               ===========

                       See Notes to Financial Statements.
 18

MUTUAL FINANCIAL SERVICES FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)        DECEMBER 31, 1999
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  1,799,243          $   2,451,265
  Net realized gain (loss) from investments, foreign
   currency transactions, and short sale transactions.......      (2,674,381)            10,541,579
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................        (270,564)             2,510,923
                                                                -------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................      (1,145,702)            15,503,767

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................        (165,185)            (1,205,105)
   Class A..................................................        (167,519)            (1,195,910)
   Class B..................................................          (3,123)                (6,371)
   Class C..................................................         (11,946)              (307,658)
  Net realized gains:
   Class Z..................................................      (1,304,049)            (1,295,892)
   Class A..................................................      (1,964,991)            (1,804,345)
   Class B..................................................         (52,644)               (16,201)
   Class C..................................................      (1,515,976)            (1,500,239)
 Capital share transactions (Note 2):
   Class Z..................................................     (10,558,572)           (68,514,713)
   Class A..................................................      (8,797,053)           (60,151,254)
   Class B..................................................       1,491,017              1,104,650
   Class C..................................................     (12,104,729)           (41,758,899)
                                                                -------------------------------------
    Net decrease in net assets..............................     (36,300,472)          (161,148,170)

Net assets:
 Beginning of period........................................     274,689,551            435,837,721
                                                                -------------------------------------
 End of period..............................................    $238,389,079          $ 274,689,551
                                                                =====================================

Undistributed net investment income included in net assets:
 End of period..............................................    $  1,523,572          $      72,102
                                                                =====================================

                       See Notes to Financial Statements.

MUTUAL FINANCIAL SERVICES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Financial Services Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing approximately 65% of its assets in securities issued by companies in the financial services industry. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL FINANCIAL SERVICES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
(CONT.)
Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must also maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C shares, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each.

MUTUAL FINANCIAL SERVICES FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)
At June 30, 2000, there were 500 million shares authorized ($0.001 par value) of which 200 million, 100 million, 100 million, and 100 million were designated as Class Z, Class A, Class B, and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                   JUNE 30, 2000                    DECEMBER 31, 1999
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                               --------------------------------------------------------
CLASS Z:
Shares sold................................................   1,107,672    $ 13,789,209          1,500,207    $ 20,309,447
Shares issued on reinvestment of distributions.............     106,867       1,389,267            180,539       2,351,572
Shares redeemed............................................  (2,096,170)    (25,737,048)        (6,923,737)    (91,175,732)
                                                             -------------------------------------------------------------
Net decrease...............................................    (881,631)   $(10,558,572)        (5,242,991)   $(68,514,713)
                                                             =============================================================
                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                   JUNE 30, 2000                    DECEMBER 31, 1999
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                               --------------------------------------------------------
CLASS A:
Shares sold................................................   2,361,436    $ 30,013,370          2,330,975    $ 31,882,857
Shares issued on reinvestment of distributions.............     153,903       2,002,269            214,398       2,794,234
Shares redeemed............................................  (3,270,520)    (40,812,692)        (7,111,825)    (94,828,345)
                                                             -------------------------------------------------------------
Net decrease...............................................    (755,181)   $ (8,797,053)        (4,566,452)   $(60,151,254)
                                                             =============================================================
                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                   JUNE 30, 2000                    DECEMBER 31, 1999+
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                               --------------------------------------------------------
CLASS B:
Shares sold................................................     130,788    $  1,587,009             81,880    $  1,105,837
Shares issued on reinvestment of distributions.............       3,956          51,034              1,614          20,760
Shares redeemed............................................     (11,413)       (147,026)            (1,615)        (21,947)
                                                             -------------------------------------------------------------
Net increase...............................................     123,331    $  1,491,017             81,879    $  1,104,650
                                                             =============================================================
                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                   JUNE 30, 2000                    DECEMBER 31, 1999
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                               --------------------------------------------------------
CLASS C:
Shares sold................................................     983,697    $ 11,982,164            889,788    $ 11,927,663
Shares issued on reinvestment of distributions.............     109,669       1,422,407            130,019       1,687,741
Shares redeemed............................................  (2,108,225)    (25,509,300)        (4,170,705)    (55,374,303)
                                                             -------------------------------------------------------------
Net decrease...............................................  (1,014,859)   $(12,104,729)        (3,150,898)   $(41,758,899)
                                                             =============================================================

+Effective date of Class B shares was January 1, 1999.

MUTUAL FINANCIAL SERVICES FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregated average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million up to and including $700 million
0.10%         Over $700 million up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the period of $40,836 and $45,376, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $230,844,581 was as follows:

Unrealized appreciation.....................................  $ 26,153,778
Unrealized depreciation.....................................   (18,041,563)
                                                              ------------
Net unrealized appreciation.................................  $  8,112,215
                                                              ============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

MUTUAL FINANCIAL SERVICES FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000 aggregated $62,517,134 and $94,631,932, respectively.

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2000 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
----------------------------------------------------------------------------------------------------------------
     1,400,000        Source Capital Corp., 7.50%, 3/01/08........................      2/06/98      $ 1,182,104
       507,936        State National Bancshares Inc. .............................      6/08/98        7,619,040
       737,000        Superior Financial Corp. ...................................      3/27/98        7,531,219
                                                                                                     -----------
TOTAL RESTRICTED SECURITIES (COST $16,001,326) (6.85% OF NET ASSETS)..............                   $16,332,363
                                                                                                     ===========

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at June 30, 2000, were $24,029,820. For the six months ended June 30, 2000, dividend income from "affiliated persons" was $273,217 and net realized losses from disposition of "affiliated persons" were $1,936,969.

                                        NUMBER OF                                NUMBER OF                     DIVIDEND INCOME
                                       SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE          1/01/00-
           NAME OF ISSUER             DEC. 31, 1999   ADDITIONS   REDUCTIONS   JUNE 30, 2000   JUNE 30, 2000       6/30/00
------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Broadway Financial Corp. ...........      56,662            --      (56,662)           --                 *             --
First Community Bancorp.............          --       439,765           --       439,765       $ 5,991,798             --
Pacific Bank NA**...................     531,462            --     (531,462)           --                 *       $ 42,517
Professional Bancorp................     171,216            --     (171,216)           --                 *             --
Rancho Sante Fe National Bank***....     347,223            --     (347,223)           --                 *         62,500
State National Bancshares Inc. .....     507,936            --           --       507,936         7,619,040             --
Superior Financial Corp. ...........     737,000            --           --       737,000         7,531,219             --
Warren Bancorp Inc. ................     405,300            --           --       405,300         2,887,763        168,200
                                                                                               -------------------------------
TOTAL NON CONTROLLED AFFILIATES.....                                                            $24,029,820       $273,217
                                                                                               -------------------------------

                                       REALIZED
                                        CAPITAL
           NAME OF ISSUER                LOSS
------------------------------------
NON CONTROLLED AFFILIATES
Broadway Financial Corp. ...........  $  (146,334)
First Community Bancorp.............           --
Pacific Bank NA**...................           --
Professional Bancorp................   (1,790,635)
Rancho Sante Fe National Bank***....
State National Bancshares Inc. .....           --
Superior Financial Corp. ...........           --
Warren Bancorp Inc. ................           --
                                      -----------
TOTAL NON CONTROLLED AFFILIATES.....  $(1,936,969)
                                      -----------

*As of June 30, 2000, no longer an affiliate.
**Pacific Bank NA merged into City National Corp. effective March 1,2000. ***Rancho Sante Fe National Bank merged into First Community Bancorp effective June 5, 2000.

MUTUAL FINANCIAL SERVICES FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of June 30, 2000, the Fund had the following forward exchange contracts outstanding:

                                                                         IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                   EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                  ------------------------------------------------
       500,000      Canadian Dollars........................  U.S.  $   337,610         7/31/00    U.S.   $     119
                                                                    ===========                           ---------
CONTRACTS TO SELL:
------------------
    10,182,500      Canadian Dollars........................  U.S.  $ 7,052,078         7/31/00             174,232
       200,500      European Unit...........................            193,362         9/12/00                 283
     4,468,398      European Unit...........................          4,345,517        12/20/00              17,410
                                                                    -----------                           ---------
                                                              U.S.  $11,590,957                             191,925
                                                                    ===========                           ---------
         Net unrealized gain on offsetting forward exchange
  contracts.................................................                                                 43,076
                                                                                                          ---------
           Unrealized gain on forward exchange contracts....                                                235,120
                                                                                                          ---------
CONTRACTS TO BUY:
------------------
     1,945,310      Canadian Dollars........................  U.S.  $ 1,344,375         7/31/00             (30,400)
                                                                    ===========                           ---------
CONTRACTS TO SELL:
------------------
       273,000      Canadian Dollars........................  U.S.  $   183,883         7/31/00                (517)
       250,000      European Unit...........................            229,665         8/15/00             (10,685)
       550,000      European Unit...........................            521,125         8/24/00              (7,923)
     2,700,000      European Unit...........................          2,444,715         9/12/00            (155,359)
    17,827,222      Norwegian Krone.........................          2,050,001         9/13/00             (35,390)
                                                                    -----------                           ---------
                                                              U.S.  $ 5,429,389                            (209,874)
                                                                    ===========                           ---------
         Unrealized loss on forward exchange contracts......                                               (240,274)
                                                                                                          ---------
           Net unrealized loss on forward exchange
  contracts.................................................                                       U.S.   $  (5,154)
                                                                                                          =========

SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Financial Services Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


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